AUGUST 31, 1998


                             P H O E N I X
                                     F U N D S




                                                     A N N U A L   R E P O R T


                                                   -->PHOENIX CORE EQUITY FUND
                                                   -->PHOENIX GROWTH AND
                                                      INCOME FUND








[LOGO] PHOENIX
       INVESTMENT PARTNERS

                               TABLE OF CONTENTS
------------------------------------------------------

                                                        PAGE
Phoenix Core Equity Fund.........................          1

Phoenix Growth and Income Fund...................          9

Notes to Financial Statements....................         20

                Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

                              PRESIDENT'S MESSAGE
------------------------------------------------------

Dear Shareholder:

   At Phoenix Investment Partners, formerly Phoenix Duff & Phelps, we are creating a new kind of investment company, one that preserves the independent, distinct investment processes of each of our partners. Experience has shown that investment professionals perform best when they remain focused, disciplined, and distanced from activities that distract them from managing your investments. At Phoenix Investment Partners, we have enabled our money managers to do just that--solely manage your money.

   Over the past year, we have added some of the industry's most experienced and talented money management teams to provide you with a wider array of quality investment products. You now have access to seven distinct investment styles from money managers across the U.S. and around the world:

  OUR PARTNERS                            THEIR DISTINCTIVE STYLES     THEIR LOCATIONS
  Aberdeen Fund Managers, Inc.            International and global     Scotland, Singapore,
                                          equity and global fixed      London, and
                                          income                       Ft. Lauderdale, FL
  Duff & Phelps Investment Management     Core equity and core fixed   Chicago, IL and
  Co.                                     income                       Cleveland, OH
  Phoenix Investment Counsel, Inc.        Classic value equity,        Sarasota, FL,
                                          systematic value equity,     Scotts Valley, CA
                                          growth equity, and multi-    and Hartford, CT
                                          sector fixed income
  Seneca Capital Management LLC           Growth with controlled risk  San Francisco, CA
                                          equity and value-driven
                                          fixed
                                          income
  Roger Engemann & Associates, Inc.       Classic growth equity        Pasadena, CA

   In this report, two of our partners, Diane Mustain, portfolio manager of the Core Equity Fund, and Steve Colton, portfolio manager of the Growth and Income Fund, discuss how their portfolios have performed over the last fiscal year and give their near-term outlook. We hope you will find their comments informative.

   To learn more about our other partners and their distinctive investment styles, please contact your financial advisor or call Phoenix Investment Partners National Sales Desk at 1-800-243-4361 to obtain a prospectus that includes additional information, including charges and expenses. Please read the prospectus carefully before you invest or send money.

Sincerely,

            [SIGNATURE]

Philip R. McLoughlin

PHOENIX CORE EQUITY FUND
------------------------------------------------------

INVESTOR PROFILE
  Phoenix Core Equity Fund is designed for long-term investors seeking long-term capital appreciation by investing in a diversified portfolio of common stocks.

INVESTMENT ADVISER'S REPORT
  Since the Fund's inception on September 25, 1997 through the end of the reporting period, August 31, 1998, Class A shares returned -0.93%, Class B shares returned -1.61%, and Class C shares earned -1.52% compared with a return of 2.82% for the S&P 500(1) during this period. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  The Fund performed in line with the S&P 500 Index from inception through June 30, 1998, earning 22.45% compared with a return of 21.49% for the Index. Subsequent to the market's peak in mid-July, the Fund underperformed the market significantly through August of 1998. This underperformance resulted from a sharp correction in financial stocks, an area in which we have been overweighted. Financial stocks had been strong performers in 1997 and in the first half of 1998 but declined substantially in July and August of 1998 as investors fled this sector principally due to concerns about exposure to emerging markets. Many of our financial stocks had limited international exposure, other than Chase Manhattan and NationsBank Corp., via its acquisition of BankAmerica. Nevertheless, all financial stocks were unduly punished during this period. Also, ongoing weakness in oil service stocks hurt our performance as these stocks lagged due to declining oil prices and resulting downward earnings estimate revisions. Finally, our lack of exposure to utilities, which outperformed following the market's peak in mid-July, also hurt our performance.

  A final factor that contributed to our underperformance in this period was the strong outperformance of growth stocks, which typically have higher price-to-earnings ratios than the market versus value stocks, which typically have lower-than-market price-to-earnings ratios. Our style as a core manager is a blend of growth and value with an emphasis on stocks with attractive valuation levels relative to their historic price-to-earnings level and relative to their future earnings growth prospects. While we own some stocks with higher-than-market price-to-earnings ratios and some with below-market ratios, it is our discipline to always maintain a weighted-average price-to-earnings ratio for the total portfolio that is lower than the market.

  Given the strong appreciation of many growth stocks in mid-1998, we had trimmed positions in our higher price-to-earnings ratio stocks as our valuation models indicated that they were fully valued. Unfortunately, many of these stocks continued to appreciate to extreme valuation levels, in our view, subsequent to our sale or reduction. Nevertheless, we believe that our valuation methodology has merit, and we continue to adhere to our discipline of selling stocks that we consider fully valued.

OUTLOOK
  We are maintaining our overweighting in financial stocks as we believe that these stocks have been substantially oversold with valuation levels for many of these companies at levels not seen since 1990, a recessionary period. Although domestic economic growth is likely to continue to slow in our view, we do not anticipate a recession in the U.S. and therefore, feel that these stocks are very attractively priced with strong fundamentals. Furthermore, a potential interest rate cut by the Federal Reserve could provide a stimulus for this group to rebound in the remainder of 1998.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The Index is not available for direct investment.

PHOENIX CORE EQUITY FUND
------------------------------------------------------

  We also remain overweighted in retailers, such as Dayton-Hudson, Home Depot and Federated Department Stores, as we believe this sector will perform well, benefiting from improved inventory management, high consumer confidence levels and favorable rates of domestic employment. This group also has no emerging market exposure, which is a positive in light of current worldwide events.

  We anticipate U.S. economic growth will continue to slow in the remainder of 1998 and into 1999 based on declining benefits of productivity gains as well as the impact of weaker international growth. We expect inflation will remain subdued and interest rates could possibly head lower based on the Federal Reserve's current neutral stance on inflation. We believe high-quality stocks that can exhibit consistent earnings growth will continue to outperform in this environment. We believe that this should bode well for our future investment performance.

PHOENIX CORE EQUITY FUND
------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           PHOENIX CORE EQUITY FUND--   PHOENIX CORE EQUITY FUND--   PHOENIX CORE EQUITY FUND--
                     CLASS A                      CLASS B                      CLASS C             S&P 500 INDEX*
9/25/97                         $9,524                      $10,000                      $10,000           $10,000
8/31/98                         $9,435                       $9,348                       $9,750           $10,283

TOTAL RETURNS FOR PERIOD ENDING 8/31/98
                                          FROM INCEPTION
                                            9/25/97 TO
                                             8/31/98
--------------------------------------------------------
Class A with 4.75% sales charge                (5.65)%
--------------------------------------------------------
Class A at net asset value                     (0.93)%
--------------------------------------------------------
Class B with CDSC                              (6.52)%
--------------------------------------------------------
Class B at net asset value                     (1.61)%
--------------------------------------------------------
Class C with CDSC                              (2.50)%
--------------------------------------------------------
Class C at net asset value                     (1.52)%
--------------------------------------------------------
Class M with 3.50% sales charge                (4.52)%
--------------------------------------------------------
Class M at net asset value                     (1.08)%
--------------------------------------------------------
S&P 500 Index*                                  2.82%
--------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 9/25/97 (inception of the Fund) for Class A, B and C shares. Class M shares are closed to investors. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter.) The total return for Class C shares reflects the 1% contingent deferred sales charge (CDSC) which is applicable on all shares redeemed within one year of purchase. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The S&P 500's performance does not reflect sales charges.

PHOENIX CORE EQUITY FUND
------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 1998

                                                   SHARES         VALUE
                                                ------------  -------------
COMMON STOCKS--98.4%
BANKS (MAJOR REGIONAL)--2.0%
  Fleet Financial Group, Inc.......                    9,800  $     642,512
                                                              -------------
BANKS (MONEY CENTER)--5.2%
  Chase Manhattan Corp.............                    8,300        439,900
  NationsBank Corp.................                   21,628      1,232,796
                                                              -------------
                                                                  1,672,696
                                                              -------------
BEVERAGES (NON-ALCOHOLIC)--1.2%
  PepsiCo, Inc.....................                   14,000        387,625
                                                              -------------
BUILDING MATERIALS--3.0%
  Masco Corp.......................                   41,400        952,200
                                                              -------------
CHEMICALS--2.3%
  Du Pont (E.I.) de Nemours &
    Co.............................                   12,700        732,631
                                                              -------------
COMPUTERS (HARDWARE)--3.1%
  Compaq Computer Corp.............                   35,550        993,178
                                                              -------------
COMPUTERS (NETWORKING)--2.7%
  Cisco Systems, Inc. (b)..........                   10,675        874,016
                                                              -------------
COMPUTERS (SOFTWARE & SERVICES)--1.3%
  Microsoft Corp. (b)..............                    4,200        402,938
                                                              -------------
CONSUMER FINANCE--1.3%
  Household International, Inc.....                   11,486        424,264
                                                              -------------
ELECTRICAL EQUIPMENT--3.1%
  Emerson Electric Co..............                   17,250        983,250
                                                              -------------
ELECTRONICS (DEFENSE)--2.2%
  Raytheon Co. Class A.............                   16,100        721,481
                                                              -------------
ENTERTAINMENT--1.0%
  Walt Disney Co. (The)............                   11,300        310,044
                                                              -------------
FINANCIAL (DIVERSIFIED)--4.8%
  Fannie Mae.......................                    7,900        448,819
  MGIC Investment Corp.............                   26,500      1,099,750
                                                              -------------
                                                                  1,548,569
                                                              -------------
HEALTH CARE (DIVERSIFIED)--4.1%
  American Home Products Corp......                   26,400      1,323,300
                                                              -------------
HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--6.4%
  Lilly (Eli) & Co.................                   17,600      1,152,800
  Schering-Plough Corp.............                   10,500        903,000
                                                              -------------
                                                                  2,055,800
                                                              -------------
HEALTH CARE (LONG TERM CARE)--2.9%
  HEALTHSOUTH Corp. (b)............                   48,700        922,256
                                                              -------------

                                                   SHARES         VALUE
                                                ------------  -------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--3.6%
  Medtronic, Inc...................                   22,400  $   1,150,800
                                                              -------------
INSURANCE (MULTI-LINE)--1.9%
  Hartford Financial Services
    Group, Inc.....................                   13,400        599,650
                                                              -------------
INSURANCE (PROPERTY-CASUALTY)--2.4%
  Allstate Corp....................                   20,600        772,500
                                                              -------------
INSURANCE BROKERS--1.1%
  Marsh & McLennan Companies,
    Inc............................                    7,400        358,900
                                                              -------------
LODGING-HOTELS--2.6%
  Marriott International, Inc.
    Class A........................                   29,300        822,231
                                                              -------------
MANUFACTURING (DIVERSIFIED)--1.0%
  Corning, Inc.....................                   13,150        323,819
                                                              -------------
OFFICE EQUIPMENT & SUPPLIES--2.6%
  Pitney Bowes, Inc................                   17,000        843,625
                                                              -------------
OIL & GAS (DRILLING & EQUIPMENT)--1.7%
  Cooper Cameron Corp. (b).........                    6,900        146,625
  Halliburton Co...................                   14,750        391,797
                                                              -------------
                                                                    538,422
                                                              -------------
PERSONAL CARE--4.0%
  Avon Products, Inc...............                   15,350        965,131
  Gillette Co......................                    8,000        329,000
                                                              -------------
                                                                  1,294,131
                                                              -------------
RESTAURANTS--3.2%
  McDonald's Corp..................                   18,100      1,014,731
                                                              -------------
RETAIL (BUILDING SUPPLIES)--2.1%
  Home Depot, Inc..................                   17,800        685,300
                                                              -------------
RETAIL (DEPARTMENT STORES)--3.3%
  Federated Department Stores, Inc.
    (b)............................                   24,300      1,058,569
                                                              -------------
RETAIL (FOOD CHAINS)--3.0%
  Albertson's, Inc.................                   19,000        960,688
                                                              -------------
RETAIL (GENERAL MERCHANDISE)--2.9%
  Dayton Hudson Corp...............                   26,100        939,600
                                                              -------------
SAVINGS & LOAN COMPANIES--3.6%
  Washington Mutual, Inc...........                   35,900      1,148,800
                                                              -------------
SERVICES (COMMERCIAL & CONSUMER)--4.6%
  Service Corporation
    International..................                   43,750      1,482,031
                                                              -------------
SERVICES (DATA PROCESSING)--2.7%
  First Data Corp..................                   42,550        880,253
                                                              -------------

4                      See Notes to Financial Statements

PHOENIX CORE EQUITY FUND
------------------------------------------------------

                                                   SHARES         VALUE
                                                ------------  -------------
TELECOMMUNICATIONS (LONG DISTANCE)--3.3%
  WorldCom, Inc. (b)...............                   26,050  $   1,066,422
                                                              -------------
TELEPHONE--2.2%
  Ameritech Corp...................                    7,100        334,588
  Bell Atlantic Corp...............                    8,600        379,475
                                                              -------------
                                                                    714,063
                                                              -------------
TOTAL COMMON STOCKS
  (Identified cost $36,226,495).............................     31,601,295
                                                              -------------
TOTAL LONG-TERM INVESTMENTS--98.4%
  (Identified cost $36,226,495).............................     31,601,295
                                                              -------------
                                                   SHARES         VALUE
                                                ------------  -------------

SHORT-TERM OBLIGATIONS--0.7%
MONEY MARKET MUTUAL FUNDS--0.7%
  State Street Global Advisors
    Money Market Fund (5.49% seven
    day effective yield)...........                  217,993  $     217,993
                                                              -------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $217,993)................................        217,993
                                                              -------------

TOTAL INVESTMENTS--99.1%
  (Identified cost $36,444,488).............................     31,819,288(a)
  Cash and receivables, less liabilities--0.9%..............        277,694
                                                              -------------
NET ASSETS--100.0%..........................................  $  32,096,982
                                                              -------------
                                                              -------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $734,670 and gross depreciation of $5,383,672 for federal income tax purposes. At August 31, 1998, the aggregate cost of securities for federal income tax purposes was $36,468,290.
(b)  Non-income producing.

                       See Notes to Financial Statements                       5

PHOENIX CORE EQUITY FUND
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1998

ASSETS
Investment securities at value
  (Identified cost $36,444,488)                                 $31,819,288
Cash                                                                     64
Receivables
  Investment securities sold                                        471,345
  Fund shares sold                                                  289,348
  Dividends and interest                                             41,879
  Receivable from adviser                                            41,182
Prepaid expenses                                                      5,018
                                                              -------------
    Total assets                                                 32,668,124
                                                              -------------
LIABILITIES
Payables
  Investment securities purchased                                   415,801
  Fund shares repurchased                                            58,573
  Distribution fee                                                   14,304
  Transfer agent fee                                                 11,200
  Trustees' fee                                                       8,156
  Financial agent fee                                                 6,363
Accrued expenses                                                     56,745
                                                              -------------
    Total liabilities                                               571,142
                                                              -------------
NET ASSETS                                                      $32,096,982
                                                              -------------
                                                              -------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                $36,412,543
Undistributed net investment income                                  10,231
Accumulated net realized gain                                       299,408
Net unrealized depreciation                                      (4,625,200)
                                                              -------------
NET ASSETS                                                      $32,096,982
                                                              -------------
                                                              -------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $22,682,744)                2,298,064
Net asset value per share                                             $9.87
Offering price per share $9.87/(1-4.75%)                             $10.36
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $6,801,334)                   693,145
Net asset value and offering price per share                          $9.81
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $2,513,925)                   256,120
Net asset value and offering price per share                          $9.82
CLASS M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $98,979)                       10,032
Net asset value per share                                             $9.87
Offering price per share $9.87/(1-3.50%)                             $10.23

                            STATEMENT OF OPERATIONS
                       FROM INCEPTION SEPTEMBER 25, 1997
                               TO AUGUST 31, 1998

INVESTMENT INCOME
Dividends                                                     $    190,936
Interest                                                            25,788
                                                              ------------
    Total investment income                                        216,724
                                                              ------------

EXPENSES
Investment advisory fee                                            128,133
Distribution fee--Class A                                           29,782
Distribution fee--Class B                                           37,289
Distribution fee--Class C                                           13,369
Distribution fee--Class M                                              529
Financial agent fee                                                 72,100
Registration                                                        91,657
Transfer agent                                                      75,647
Custodian                                                           23,134
Printing                                                            21,253
Professional                                                        21,159
Trustees                                                            20,069
Miscellaneous                                                        8,387
                                                              ------------
    Total expenses                                                 542,508
    Less expenses borne by investment adviser                     (290,700)
                                                              ------------
    Net expenses                                                   251,808
                                                              ------------
NET INVESTMENT LOSS                                                (35,084)
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    299,408
Net change in unrealized appreciation (depreciation) on
  investments                                                   (4,625,200)
                                                              ------------
NET LOSS ON INVESTMENTS                                         (4,325,792)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ (4,360,876)
                                                              ------------
                                                              ------------

6                      See Notes to Financial Statements

PHOENIX CORE EQUITY FUND
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FROM INCEPTION
                                                                                      SEPTEMBER 25, 1997 TO
                                                                                         AUGUST 31, 1998
                                                                                      ----------------------
FROM OPERATIONS
  Net investment loss                                                                     $      (35,084)
  Net realized gain                                                                              299,408
  Net change in unrealized appreciation (depreciation)                                        (4,625,200)
                                                                                      ----------------------
  DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            (4,360,876)
                                                                                      ----------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  In excess of net investment income--Class A                                                    (25,288)
  In excess of net investment income--Class B                                                     (5,118)
  In excess of net investment income--Class C                                                     (1,736)
  In excess of net investment income--Class M                                                       (233)
                                                                                      ----------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (32,375)
                                                                                      ----------------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (2,412,970 shares)                                            26,993,822
  Net asset value of shares issued from reinvestment of distributions (2,335 shares)              23,837
  Cost of shares repurchased (117,241 shares)                                                 (1,316,501)
                                                                                      ----------------------
  Total                                                                                       25,701,158
                                                                                      ----------------------
CLASS B
  Proceeds from sales of shares (716,086 shares)                                               8,046,048
  Net asset value of shares issued from reinvestment of distributions (166 shares)                 1,696
  Cost of shares repurchased (23,107 shares)                                                    (279,158)
                                                                                      ----------------------
  Total                                                                                        7,768,586
                                                                                      ----------------------
CLASS C
  Proceeds from sales of shares (279,432 shares)                                               3,172,538
  Net asset value of shares issued from reinvestment of distributions (85 shares)                    865
  Cost of shares repurchased (23,397 shares)                                                    (253,111)
                                                                                      ----------------------
  Total                                                                                        2,920,292
                                                                                      ----------------------
CLASS M
  Proceeds from sales of shares (10,123 shares)                                                  101,258
  Net asset value of shares issued from reinvestment of distributions (23 shares)                    233
  Cost of shares repurchased (114 shares)                                                         (1,294)
                                                                                      ----------------------
  Total                                                                                          100,197
                                                                                      ----------------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                              36,490,233
                                                                                      ----------------------
  NET INCREASE IN NET ASSETS                                                                  32,096,982

NET ASSETS
  Beginning of period                                                                                  0
                                                                                      ----------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $10,231)                $   32,096,982
                                                                                      ----------------------
                                                                                      ----------------------

                       See Notes to Financial Statements                       7

PHOENIX CORE EQUITY FUND
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                             CLASS A          CLASS B          CLASS C          CLASS M
                                          --------------   --------------   --------------   --------------
                                          FROM INCEPTION   FROM INCEPTION   FROM INCEPTION   FROM INCEPTION
                                            9/25/97 TO       9/25/97 TO       9/25/97 TO       9/25/97 TO
                                             8/31/98          8/31/98          8/31/98          8/31/98
                                          --------------   --------------   --------------   --------------
Net asset value, beginning of period         $ 10.00           $10.00           $10.00           $10.00
INCOME FROM INVESTMENT OPERATIONS(1)
  Net investment income (loss)                  0.00(2)(3)      (0.08)(2)(3)      (0.08)(2)(3)      (0.01)(2)(3)
  Net realized and unrealized gain
    (loss)                                     (0.09)           (0.08)           (0.07)           (0.10)
                                             -------           ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS           (0.09)           (0.16)           (0.15)           (0.11)
                                             -------           ------           ------           ------
LESS DISTRIBUTIONS
  Dividends from net realized gains               --               --               --               --
  In excess of net investment income           (0.04)           (0.03)           (0.03)           (0.02)
                                             -------           ------           ------           ------
    TOTAL DISTRIBUTIONS                        (0.04)           (0.03)           (0.03)           (0.02)
                                             -------           ------           ------           ------
Change in net asset value                      (0.13)           (0.19)           (0.18)           (0.13)
                                             -------           ------           ------           ------
NET ASSET VALUE, END OF PERIOD               $  9.87           $ 9.81           $ 9.82           $ 9.87
                                             -------           ------           ------           ------
                                             -------           ------           ------           ------
Total return(4)                                (0.93%)(5)       (1.61%)(5)       (1.52%)(5)       (1.08%)(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $22,683           $6,801           $2,514              $99

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                            1.25%(6)         2.00%(6)         2.00%(6)         1.50%(6)
  Net investment income (loss)                  0.02%(6)        (0.73%)(6)       (0.73%)(6)       (0.12%)(6)
Portfolio turnover                                83%(5)           83%(5)           83%(5)           83%(5)

(1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(2) Computed using average shares outstanding.
(3) Includes reimbursement of operating expenses by investment adviser of $0.19, $0.19, $0.19 and $0.19, respectively.
(4) Maximum sales charges are not reflected in the total return calculation.
(5) Not annualized.
(6) Annualized.

8                      See Notes to Financial Statements

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

INVESTOR PROFILE
  The Phoenix Growth and Income Fund is appropriate for long-term investors seeking dividend growth, current income and capital appreciation through investments in common stocks.

INVESTMENT ADVISER'S REPORT
  Phoenix Growth and Income Fund Class A shares returned 5.39% from its September 25, 1997 inception date through the end of the Fund's fiscal year, August 31, 1998. Class B shares returned 4.59%, and Class C shares returned 4.67% for the same period. The total return for Class A shares was 2.57 percentage points higher than the 2.82% return of the Fund's benchmark, the S&P 500 Index,(1) and 10.48 percentage points higher than the average growth and income fund, placing the Fund in the top 5% of its Lipper peer group, a universe of 708 funds, according to Lipper Analytical Services, Inc. All performance figures assume reinvestment of dividends and exclude the effect of sales charges

  Since the inception of the Growth and Income Fund on September 25, 1997, the equity market has taken a roller coaster ride: mostly rising through mid-July, then taking the plunge, and setting a near-term bottom on August 31. Rising stock prices had been fueled by declining interest rates, rising corporate profits, robust cash flows into equity mutual funds, mergers and acquisitions, and share buybacks. Then in mid-July, the collapse of the Russian economy, a worsening situation in Asia, problems in certain Latin American countries, as well as President Clinton's difficulties, caused a sharp correction in the S&P 500 Index and a bear market in small-cap stocks. From July 17 to August 31, the S&P 500 fell 19.19% and the Russell 2000 Index(2) fell 26.79%.

  Global economic events over the last 11 months had a significant influence on investment styles. Large-capitalization stocks dominated small-cap issues. Over the time frame the Fund has been in existence, the large-cap S&P 500 returned 2.82% versus a negative 24.90% return for the Russell 2000 Index. Portfolio managers favored large-cap stocks for their superior liquidity. Small-cap stocks suffered from selling pressure due to mutual fund redemptions and oversupply due to a glut of initial public offerings (IPOs).

  Growth stocks returned more than value type companies. The S&P BARRA Growth Index(3) returned 11.00% versus a negative 6.14% return for the S&P BARRA Value Index(4). As economic growth projections and corporate earnings forecasts were lowered because of slower global growth expectations, there was a "flight to quality" as investors sought refuge in blue-chip growth names due to their greater earnings predictability.

(1) The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The Index is not available for direct investment.
(2) The Russell 2000 Index is an unmanaged, commonly used measure of small-cap stock market total return performance. The Index is not available for direct investment.
(3) The S&P BARRA Growth Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have high price-to-book ratios. It is designed so that approximately 50% of the S&P market capitalization is in the Index. The Index is not available for direct investment.
(4) The S&P BARRA Value Index is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the S&P market capitalization is in the Index. The Index is not available for direct investment.

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

  The Fund's 257 basis point return above the S&P 500 Index was the result of overweighted positions in consumer cyclicals, technology, and telecommunications. An underweighted position in the energy sector was also to the portfolio's advantage.

  In the consumer cyclical sector, our Wal-Mart and Home Depot shares performed well as strong employment growth and a robust housing market stimulated consumer spending. In the technology sector, Microsoft was a stellar performer due to strong sales of Windows 98, Office 97, and expectations of a robust new product cycle later in 1999. In the telecommunications sector, BellSouth benefited from four consecutive quarters of double digit earnings growth and positive earnings surprises. The strong earnings growth was driven by sales of high-margin services, such as call-waiting and caller ID, and growth in new phone lines due to the strong housing cycle and new business formations. Our underweighted position in the energy sector also benefited performance. Crude oil fell sharply because of reduced demand from troubled Asian economies. Energy-related company share prices began to drop due to earnings shortfalls and reduced estimates.

OUTLOOK
  Five-year operating earnings for the S&P 500 Index are expected to rise about 7% in 1999, with a projected 1.5% dividend yield. The risk is that earnings fail to meet expectations. In uncertain times like these, investors must be prepared for near-term volatility in the stock market. It is quite normal to experience corrections in stock indices. Since 1925 there have been 22 declines of more than 10%, roughly one every 3.5 years.

  One needs to put this volatility in perspective. Over time, investments in common stocks have historically been the best way to accumulate wealth relative to T-bills and long-term government bonds. Although past performance can't predict future performance, over the last 20 years, the average return for the S&P 500 Index has been nearly 16%, and for the 10-period through August 31, 1998, the average return was over 17%. In contrast, the average return for T-bills was 7.3% over the same 20-year period and 5.5% for the last 10 years through August 31, 1998. The average return for the 30-year Treasury bond was 9% for the 20-year period and 7% for the corresponding 10-year period.

  Our policy is to remain fully invested in common stocks. At the end of this reporting period, we held shares in 235 companies. Our largest sector weightings at the end of our statement period were financial services and technology. The financial services stocks are trading at the cheapest multiples relative to the S&P 500 since the early 1990 recession, and we believe they are a good value. Technology stocks, such as personal computer manufacturers, have worked off excess inventories and are entering their seasonally strongest period.

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            PHOENIX GROWTH & INCOME--    PHOENIX GROWTH & INCOME--    PHOENIX GROWTH & INCOME--    PHOENIX GROWTH & INCOME--
                     CLASS A                      CLASS B                      CLASS C                  S&P 500 INDEX*
9/25/97                         $9,524                      $10,000                      $10,000                      $10,000
8/31/98                        $10,038                       $9,959                      $10,367                      $10,283

TOTAL RETURNS FOR PERIOD ENDING 8/31/98
                                          FROM INCEPTION
                                            9/25/97 TO
                                             8/31/98
--------------------------------------------------------
Class A with 4.75% sales charge                 0.38%
--------------------------------------------------------
Class A at net asset value                      5.39%
--------------------------------------------------------
Class B with CDSC                              (0.04)%
--------------------------------------------------------
Class B at net asset value                      4.59%
--------------------------------------------------------
Class C with CDSC                               3.67%
--------------------------------------------------------
Class C at net asset value                      4.67%
--------------------------------------------------------
Class M with 3.50% sales charge                 1.26%
--------------------------------------------------------
Class M at net asset value                      4.91%
--------------------------------------------------------
S&P 500 Index*                                  2.82%
--------------------------------------------------------

This chart assumes an initial gross investment of $10,000 made on 9/25/97 (inception of the Fund) for Class A, B and C shares. Class M shares are closed to investors. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B shares performance will be greater or less than shown based on differences in fees and sales charges. The total return for Class B shares reflects the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%--3rd year; 2%--4th and 5th year and 0% thereafter.) The total return for Class C shares reflects the 1% contingent deferred sales charge (CDSC) which is applicable on all shares redeemed within one year of purchase. Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed may be worth more or less than the original cost.

* The S&P 500 Index is an unmanaged, commonly used measure of stock market total return performance. The S&P 500's performance does not reflect sales charges.

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                         INVESTMENTS AT AUGUST 31, 1998

                                              SHARES         VALUE
                                           ------------  -------------
COMMON STOCKS--92.3%
AEROSPACE/DEFENSE--1.1%
  AAR Corp....................                   2,900   $      64,162
  Cordant Technologies Corp.,
    Inc.......................                   8,100         288,562
  General Dynamics Corp.......                  10,300         489,894
  Sundstrand Corp.............                   9,700         441,956
                                                         -------------
                                                             1,284,574
                                                         -------------
AGRICULTURAL PRODUCTS--0.2%
  Archer-Daniels-Midland
    Co........................                  18,900         283,500
                                                         -------------
AIRLINES--0.9%
  AMR Corp. (b)...............                  15,300         833,850
  ASA Holdings, Inc...........                   1,100          37,675
  Alaska Air Group, Inc.
    (b).......................                   3,100         120,706
  Continental Airlines, Inc.
    Class B (b)...............                   2,500         103,125
  U.S. Airways Group, Inc.
    (b).......................                     600          34,950
                                                         -------------
                                                             1,130,306
                                                         -------------
ALUMINUM--0.1%
  Aluminum Company of
    America...................                   2,600         155,675
                                                         -------------
AUTOMOBILES--2.7%
  Chrysler Corp...............                  24,000       1,071,000
  Ford Motor Co...............                  48,400       2,129,600
                                                         -------------
                                                             3,200,600
                                                         -------------
BANKS (MAJOR REGIONAL)--3.3%
  Banc One Corp...............                  29,300       1,113,400
  BankBoston Corp.............                   6,300         224,831
  Fleet Financial Group,
    Inc.......................                   4,700         308,144
  PNC Bank Corp...............                   5,200         223,600
  SunTrust Banks, Inc.........                  12,900         722,400
  Wells Fargo & Co............                   5,000       1,409,375
                                                         -------------
                                                             4,001,750
                                                         -------------
BANKS (MONEY CENTER)--6.8%
  BankAmerica Corp............                   9,000         576,562
  Bankers Trust Corp..........                   3,200         237,800
  Chase Manhattan Corp........                  50,100       2,655,300
  First Chicago NBD Corp......                  11,400         722,475
  First Union Corp............                  43,100       2,090,350
  NationsBank Corp............                  31,300       1,784,100
                                                         -------------
                                                             8,066,587
                                                         -------------
BEVERAGES (ALCOHOLIC)--0.1%
  Canandaigua Brands, Inc.
    Class A (b)...............                   1,600          66,800
  Coors (Adolph) Co. Class
    B.........................                   2,000          82,500
                                                         -------------
                                                               149,300
                                                         -------------

                                              SHARES         VALUE
                                           ------------  -------------
BEVERAGES (NON-ALCOHOLIC)--0.6%
  Coca-Cola Co................                   1,000   $      65,125
  PepsiCo, Inc................                  22,000         609,125
                                                         -------------
                                                               674,250
                                                         -------------
BIOTECHNOLOGY--0.3%
  Amgen, Inc. (b).............                   5,300         322,637
                                                         -------------
BUILDING MATERIALS--0.6%
  Fleetwood Enterprises,
    Inc.......................                   8,300         277,531
  Lafarge Corp................                   7,200         205,650
  Southdown, Inc..............                     100           4,225
  Vulcan Materials Co.........                   2,500         278,750
                                                         -------------
                                                               766,156
                                                         -------------
CHEMICALS--0.1%
  Dow Chemical Co.............                   1,700         132,600
                                                         -------------
CHEMICALS (DIVERSIFIED)--0.6%
  Goodrich (B.F.) Co..........                  20,200         546,662
  Lyondell Chemical Co........                   9,500         204,844
                                                         -------------
                                                               751,506
                                                         -------------
CHEMICALS (SPECIALTY)--0.5%
  Engelhard Corp..............                  17,400         319,725
  International Speciality
    Products, Inc. (b)........                  14,500         222,031
                                                         -------------
                                                               541,756
                                                         -------------
COMMUNICATIONS EQUIPMENT--1.2%
  CIENA Corp. (b).............                   5,500         154,687
  Level One Communications,
    Inc. (b)..................                   1,300          22,669
  Lucent Technologies, Inc....                  16,000       1,134,000
  QUALCOMM, Inc. (b)..........                     600          26,362
  Vitesse Semiconductor Corp.
    (b).......................                   2,000          54,250
                                                         -------------
                                                             1,391,968
                                                         -------------
COMPUTERS (HARDWARE)--2.6%
  Apple Computer, Inc. (b)....                  17,000         530,187
  Compaq Computer Corp........                  18,500         516,844
  Dell Computer Corp. (b).....                   7,000         700,000
  Hewlett-Packard Co..........                   3,700         179,681
  International Business
    Machines Corp.............                   8,700         979,837
  Sun Microsystems, Inc.
    (b).......................                   4,800         190,200
                                                         -------------
                                                             3,096,749
                                                         -------------
COMPUTERS (NETWORKING)--0.9%
  Cisco Systems, Inc. (b).....                  11,900         974,312
  FORE Systems, Inc. (b)......                   5,400          93,150
  Xylan Corp. (b).............                   3,900          59,475
                                                         -------------
                                                             1,126,937
                                                         -------------

12                     See Notes to Financial Statements

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                                              SHARES         VALUE
                                           ------------  -------------
COMPUTERS (PERIPHERALS)--0.5%
  EMC Corp. (b)...............                  11,400   $     515,137
  Storage Technology Corp.
    (b).......................                   2,700          58,725
                                                         -------------
                                                               573,862
                                                         -------------
COMPUTERS (SOFTWARE & SERVICES)--5.3%
  Autodesk, Inc...............                  11,200         261,800
  Cadence Design Systems, Inc.
    (b).......................                  13,400         283,075
  Computer Associates
    International, Inc........                   6,300         170,100
  Computer Horizons Corp.
    (b).......................                   3,900          91,162
  Compuware Corp. (b).........                   3,200         145,400
  Comverse Technology, Inc.
    (b).......................                   5,600         215,600
  Electronic Arts, Inc. (b)...                   2,300          87,687
  Learning Co., Inc. (The)
    (b).......................                   8,000         141,500
  Mastech Corp. (b)...........                   1,900          39,009
  Microsoft Corp. (b).........                  34,700       3,329,031
  Oracle Corp. (b)............                  17,700         352,894
  PeopleSoft, Inc. (b)........                   4,100         115,312
  Platinum Technology, Inc.
    (b).......................                   4,800          90,000
  Siebel Systems, Inc. (b)....                   3,500          65,625
  Sterling Software, Inc.
    (b).......................                  10,100         207,681
  Symantec Corp. (b)..........                   7,700         126,087
  Synopsys, Inc. (b)..........                   8,300         216,837
  Systems & Computer
    Technology Corp. (b)......                   4,800          65,400
  Unisys Corp. (b)............                  21,400         383,862
                                                         -------------
                                                             6,388,062
                                                         -------------
CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.0%
  Zale Corp. (b)..............                     800          18,400
                                                         -------------
CONSUMER FINANCE--0.0%
  Countrywide Credit
    Industries, Inc...........                   1,500          56,156
                                                         -------------
DISTRIBUTORS (FOOD & HEALTH)--0.6%
  AmeriSource Health Corp.
    Class A (b)...............                   2,400         112,950
  Bergen Brunswig Corp. Class
    A.........................                   4,400         150,150
  Cardinal Health, Inc........                   4,300         376,250
  Rexall Sundown, Inc. (b)....                   4,500          82,125
                                                         -------------
                                                               721,475
                                                         -------------
ELECTRIC COMPANIES--6.1%
  Baltimore Gas and Electric
    Co........................                  26,000         801,125
  Central & Southwest Corp....                  11,500         300,437
  DTE Energy Co...............                  48,600       2,047,275
  Edison International........                  23,400         665,437
  Houston Industries, Inc.....                  20,100         579,131
  LG&E Energy Corp............                  62,100       1,591,312
  Minnesota Power, Inc........                  24,700       1,051,294
  Public Service Enterprise
    Group, Inc................                   7,300         267,362
                                                         -------------
                                                             7,303,373
                                                         -------------
ELECTRICAL EQUIPMENT--0.9%
  General Electric Co.........                  14,000       1,120,000
                                                         -------------
                                              SHARES         VALUE
                                           ------------  -------------
ELECTRONICS (INSTRUMENTATION)--0.4%
  EG&G, Inc...................                  18,200   $     426,562
                                                         -------------
ELECTRONICS (SEMICONDUCTORS)--0.7%
  Intel Corp..................                  11,500         818,656
                                                         -------------
ENGINEERING & CONSTRUCTION--0.2%
  Fluor Corp..................                   5,500         217,594
                                                         -------------
ENTERTAINMENT--0.2%
  Viacom, Inc. Class B (b)....                   4,800         238,200
                                                         -------------
FINANCIAL (DIVERSIFIED)--4.5%
  Fannie Mae..................                  52,500       2,982,656
  Freddie Mac.................                   6,800         268,600
  Morgan Stanley Dean Witter &
    Co........................                  36,000       2,090,250
                                                         -------------
                                                             5,341,506
                                                         -------------
FOODS--3.9%
  Dole Food Co., Inc..........                   3,100         134,075
  Earthgrains Co..............                   9,000         247,500
  General Mills, Inc..........                  13,400         876,862
  Hormel Foods Corp...........                  23,000         633,938
  Interstate Bakeries Corp....                  18,400         479,550
  Quaker Oats Co..............                  32,500       1,726,563
  Suiza Foods Corp. (b).......                   2,300         111,263
  Universal Foods Corp........                  18,900         399,263
                                                         -------------
                                                             4,609,014
                                                         -------------
GAMING, LOTTERY & PARIMUTUEL COMPANIES--0.1%
  International Game
    Technology................                   8,400         162,750
                                                         -------------
HEALTH CARE (DIVERSIFIED)--1.6%
  Bristol-Myers Squibb Co.....                   7,400         724,275
  Johnson & Johnson...........                   1,600         110,400
  Mallinckrodt, Inc...........                     800          18,300
  Mylan Laboratories, Inc.....                   5,000         114,375
  Warner-Lambert Co...........                  14,600         952,650
                                                         -------------
                                                             1,920,000
                                                         -------------
HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--5.5%
  American Home Products
    Corp......................                     800          40,100
  Barr Laboratories, Inc.
    (b).......................                   3,300          84,563
  Biogen, Inc. (b)............                     500          23,125
  Genentech, Inc. (b).........                  17,700       1,168,200
  ICN Pharmaceuticals, Inc....                   5,700          87,638
  Lilly (Eli) & Co............                  17,700       1,159,350
  Medicis Pharmaceutical Corp.
    Class A (b)...............                   4,000         131,000
  Merck & Co., Inc............                   2,600         301,438
  Pfizer, Inc.................                  18,800       1,748,400
  Schering-Plough Corp........                  21,200       1,823,200
  Watson Pharmaceuticals, Inc.
    (b).......................                     600          27,038
                                                         -------------
                                                             6,594,052
                                                         -------------

                       See Notes to Financial Statements                      13

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                                              SHARES         VALUE
                                           ------------  -------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.9%
  HBO & Co....................                  30,800   $     654,500
  Integrated Health Services,
    Inc.......................                   1,600          31,000
  PacifiCare Health Systems,
    Inc. Class B (b)..........                   5,900         371,700
                                                         -------------
                                                             1,057,200
                                                         -------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.6%
  Allegiance Corp.............                  12,800         361,600
  Allergan, Inc...............                   8,400         396,900
  Arterial Vascular
    Engineering, Inc. (b).....                   4,900         171,500
  Genzyme Corp. (b)...........                   1,000          27,000
  Guidant Corp................                   5,800         358,150
  Hillenbrand Industries,
    Inc.......................                   9,300         498,131
  IDEXX Laboratories, Inc.
    (b).......................                   8,300         145,250
                                                         -------------
                                                             1,958,531
                                                         -------------
HEALTH CARE (SPECIALIZED SERVICES)--0.1%
  Total Renal Care Holdings,
    Inc. (b)..................                   5,300         100,700
                                                         -------------
HOMEBUILDING--0.2%
  Centex Corp.................                   4,600         162,725
  Pulte Corp..................                   1,400          40,425
                                                         -------------
                                                               203,150
                                                         -------------
HOUSEHOLD FURN. & APPLIANCES--0.9%
  Maytag Corp.................                   4,200         181,125
  Whirlpool Corp..............                  17,200         853,550
                                                         -------------
                                                             1,034,675
                                                         -------------
HOUSEHOLD PRODUCTS (NON-DURABLES)--0.7%
  Procter & Gamble Co.........                  11,300         864,450
                                                         -------------
HOUSEWARES--0.4%
  Fortune Brands, Inc.........                  16,000         441,000
                                                         -------------
INSURANCE (LIFE/HEALTH)--0.3%
  Equitable Companies, Inc....                   5,900         337,406
                                                         -------------
INSURANCE (MULTI-LINE)--3.7%
  CIGNA Corp..................                  10,100         587,694
  Conseco, Inc................                   2,600          71,825
  Lincoln National Corp.......                  20,200       1,737,200
  Travelers Group, Inc........                  46,800       2,076,750
                                                         -------------
                                                             4,473,469
                                                         -------------
INSURANCE (PROPERTY-CASUALTY)--1.8%
  Allstate Corp...............                  57,800       2,167,500
                                                         -------------
INSURANCE BROKERS--0.2%
  Gallagher (Arthur J.) &
    Co........................                   7,800         288,600
                                                         -------------
INVESTMENT BANKING/BROKERAGE--0.5%
  Bear Stearns Companies, Inc.
    (The).....................                   4,600         169,913
  Lehman Brothers Holdings,
    Inc.......................                   4,300         169,313
  Merrill Lynch & Co., Inc....                   1,000          66,000
                                              SHARES         VALUE
                                           ------------  -------------
INVESTMENT BANKING/BROKERAGE--CONTINUED
  Paine Webber Group, Inc.....                   4,500   $     156,375
                                                         -------------
                                                               561,601
                                                         -------------
IRON & STEEL--0.7%
  Bethlehem Steel Corp. (b)...                   5,000          35,938
  Harsco Corp.................                  22,700         832,806
                                                         -------------
                                                               868,744
                                                         -------------
MACHINERY (DIVERSIFIED)--1.0%
  Caterpillar, Inc............                   8,900         375,469
  Deere & Co..................                   6,200         204,213
  Ingersoll-Rand Co...........                  15,300         608,175
  McDermott International,
    Inc.......................                   2,200          44,138
                                                         -------------
                                                             1,231,995
                                                         -------------
MANUFACTURING (DIVERSIFIED)--3.3%
  AlliedSignal, Inc...........                  11,800         404,888
  Pentair, Inc................                   4,500         125,438
  Thermo Electron Corp. (b)...                   4,600          74,750
  Tredegar Industries, Inc....                  15,900         256,388
  Tyco International Ltd......                  13,600         754,800
  United Technologies Corp....                  32,800       2,380,050
                                                         -------------
                                                             3,996,314
                                                         -------------
NATURAL GAS--0.7%
  Sempra Energy...............                  22,000         559,625
  UGI Corp....................                  10,300         226,600
                                                         -------------
                                                               786,225
                                                         -------------
OFFICE EQUIPMENT & SUPPLIES--0.3%
  Lexmark International Group,
    Inc. Class A (b)..........                     400          24,225
  Pitney Bowes, Inc...........                   4,300         213,388
  United Stationers, Inc.
    (b).......................                   3,000         177,750
                                                         -------------
                                                               415,363
                                                         -------------
OIL (DOMESTIC INTEGRATED)--0.1%
  USX-Marathon Group..........                   6,100         158,600
                                                         -------------
OIL (INTERNATIONAL INTEGRATED)--1.4%
  Chevron Corp................                   3,000         222,188
  Exxon Corp..................                  22,000       1,439,625
                                                         -------------
                                                             1,661,813
                                                         -------------
OIL & GAS (DRILLING & EQUIPMENT)--0.8%
  Diamond Offshore Drilling,
    Inc.......................                   1,900          39,663
  Dresser Industries, Inc.....                   3,100          79,244
  ENSCO International, Inc....                   2,500          26,250
  Schlumberger Ltd............                   6,300         276,019
  Tidewater, Inc..............                   2,500          52,500
  Transocean Offshore, Inc....                  12,700         311,944
  Varco International, Inc.
    (b).......................                  16,700         118,988
                                                         -------------
                                                               904,608
                                                         -------------

14                     See Notes to Financial Statements

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                                              SHARES         VALUE
                                           ------------  -------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.0%
  MDU Resources Group, Inc....                   1,800   $      46,013
                                                         -------------
OIL & GAS (REFINING & MARKETING)--0.9%
  Imperial Oil Ltd............                  10,100         142,663
  Piedmont Natural Gas Co.,
    Inc.......................                  25,400         715,963
  Sun Co., Inc................                   6,800         224,825
                                                         -------------
                                                             1,083,451
                                                         -------------
PHOTOGRAPHY/IMAGING--1.4%
  Eastman Kodak Co............                  15,900       1,242,188
  Xerox Corp..................                   5,300         465,406
                                                         -------------
                                                             1,707,594
                                                         -------------
PUBLISHING (NEWSPAPERS)--0.1%
  Gannett Co., Inc............                     700          41,300
  Hollinger International,
    Inc.......................                   5,500          77,000
                                                         -------------
                                                               118,300
                                                         -------------
REITS--0.1%
  Meditrust Companies.........                  10,000         155,000
                                                         -------------
RETAIL (BUILDING SUPPLIES)--0.4%
  Home Depot, Inc.............                   7,800         300,300
  Hughes Supply, Inc..........                   1,000          27,250
  Lowe's Companies, Inc.......                   5,500         192,844
                                                         -------------
                                                               520,394
                                                         -------------
RETAIL (COMPUTERS & ELECTRONICS)--0.2%
  Best Buy Co., Inc. (b)......                   3,400         133,875
  CHS Electronics, Inc. (b)...                   5,600          70,700
                                                         -------------
                                                               204,575
                                                         -------------
RETAIL (DEPARTMENT STORES)--0.0%
  Penney (J.C.) Co., Inc......                     500          24,781
                                                         -------------
RETAIL (FOOD CHAINS)--0.2%
  Albertson's, Inc............                   4,800         242,700
                                                         -------------
RETAIL (GENERAL MERCHANDISE)--2.5%
  Dayton Hudson Corp..........                   2,800         100,800
  Fingerhut Companies, Inc....                   4,200         101,850
  Kmart Corp. (b).............                  22,200         283,050
  Office Depot, Inc. (b)......                   6,100         155,550
  Ross Stores, Inc............                   7,000         254,625
  Wal-Mart Stores, Inc........                  34,800       2,044,500
                                                         -------------
                                                             2,940,375
                                                         -------------
RETAIL (SPECIALTY)--0.1%
  Michaels Stores, Inc. (b)...                   1,700          39,950
  Republic Industries, Inc.
    (b).......................                   1,800          31,838
                                                         -------------
                                                                71,788
                                                         -------------
                                              SHARES         VALUE
                                           ------------  -------------

RETAIL (SPECIALTY-APPAREL)--0.7%
  Limited, Inc................                  16,200   $     338,175
  Payless ShoeSource, Inc.
    (b).......................                   3,200         131,600
  TJX Companies, Inc..........                  13,700         305,681
                                                         -------------
                                                               775,456
                                                         -------------
SERVICES (ADVERTISING/MARKETING)--0.2%
  Snyder Communication, Inc.
    (b).......................                   3,600         108,450
  True North Communications,
    Inc.......................                   3,800          86,450
                                                         -------------
                                                               194,900
                                                         -------------
SERVICES (COMMERCIAL & CONSUMER)--1.8%
  Deluxe Corp.................                  39,300       1,139,700
  Hawaiian Electric
    Industries, Inc...........                  12,400         465,775
  Hertz Corp. Class A.........                   4,100         154,775
  Interim Services, Inc.
    (b).......................                   2,500          51,250
  Ogden Corp..................                   1,200          27,675
  Viad Corp...................                  12,200         253,150
                                                         -------------
                                                             2,092,325
                                                         -------------
SERVICES (COMPUTER SYSTEMS)--0.3%
  NCR Corp. (b)...............                  11,200         296,100
  Zebra Technologies Corp.
    (b).......................                   1,900          59,019
                                                         -------------
                                                               355,119
                                                         -------------
SPECIALTY PRINTING--0.1%
  Bowne & Co., Inc............                   5,200          81,900
                                                         -------------
TELECOMMUNICATIONS (LONG DISTANCE)--2.5%
  AT&T Corp...................                  59,300       2,972,413
                                                         -------------
TELEPHONE--6.2%
  Ameritech Corp..............                   1,200          56,550
  Bell Atlantic Corp..........                  27,200       1,200,200
  BellSouth Corp..............                  34,800       2,385,975
  GTE Corp....................                  10,400         520,000
  SBC Communications, Inc.....                  26,400       1,003,200
  US West, Inc................                  42,400       2,204,800
                                                         -------------
                                                             7,370,725
                                                         -------------
TEXTILES (APPAREL)--0.5%
  Fruit of The Loom, Inc.
    Class A (b)...............                   5,100         114,431
  Jones Apparel Group, Inc.
    (b).......................                   3,600          69,750
  Nautica Enterprises, Inc.
    (b).......................                     800          15,450
  Tommy Hilfiger Corp. (b)....                   1,500          70,125
  V. F. Corp..................                   9,800         371,175
                                                         -------------
                                                               640,931
                                                         -------------
TOBACCO--1.1%
  Philip Morris Companies,
    Inc.......................                  24,100       1,001,656
  Universal Corp..............                  10,900         343,350
                                                         -------------
                                                             1,345,006
                                                         -------------

                       See Notes to Financial Statements                      15

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                                              SHARES         VALUE
                                           ------------  -------------
TRUCKS & PARTS--0.3%
  PACCAR, Inc.................                   7,600   $     311,600
                                                         -------------
TOTAL COMMON STOCKS
  (Identified cost $125,974,737).......................    110,353,803
                                                         -------------
FOREIGN COMMON STOCKS--3.0%
CHEMICALS (DIVERSIFIED)--0.9%
  Akzo Nobel N.V. Sponsored
    ADR (Netherlands).........                  28,000       1,106,000
                                                         -------------
COMMUNICATIONS EQUIPMENT--0.5%
  Northern Telecom Ltd.
    (Canada)..................                  11,600         553,900
                                                         -------------
COMPUTERS (SOFTWARE & SERVICES)--0.1%
  Check Point Software
    Technologies Ltd. (Israel)
    (b).......................                   3,300          59,813
                                                         -------------
HOUSEHOLD FURN. & APPLIANCES--0.6%
  Royal Philips Electronics NV
    NY Registered Shares
    (Netherlands).............                  11,500         689,281
                                                         -------------
OIL (INTERNATIONAL INTEGRATED)--0.9%
  Royal Dutch Petroleum Co. NY
    Registered Shares
    (Netherlands).............                  27,700       1,101,075
                                                         -------------
SERVICES (COMPUTER SYSTEMS)--0.0%
  Saville Systems PLC
    Sponsored ADR (Ireland)...                   2,200          36,025
                                                         -------------
TOTAL FOREIGN COMMON STOCKS
  (Identified cost $4,490,424).........................      3,546,094
                                                         -------------
                                              SHARES         VALUE
                                           ------------  -------------
UNIT INVESTMENT TRUSTS--3.6%
  S&P 500 Depositary
    Receipts..................                  44,400   $   4,248,525
                                                         -------------
TOTAL UNIT INVESTMENT TRUSTS
  (Identified cost $4,857,552).........................      4,248,525
                                                         -------------
TOTAL LONG-TERM INVESTMENTS--98.9%
  (Identified cost $135,322,713).......................    118,148,422
                                                         -------------

                                      STANDARD
                                      & POOR'S     PAR
                                       RATING     VALUE
                                     (UNAUDITED)  (000)
                                     -----------  ------
SHORT-TERM OBLIGATIONS--1.7%
COMMERCIAL PAPER--1.7%
  Goldman Sachs 5.83%, 9/1/98......  A-1+         $2,085     2,085,000
                                                          ------------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified cost $2,085,000)..........................     2,085,000
                                                          ------------

TOTAL INVESTMENTS--100.6%
  (Identified cost $137,407,713)........................   120,233,422(a)
  Cash and receivables, less liabilities--(0.6%)........      (700,751)
                                                          ------------
NET ASSETS--100.0%......................................  $119,532,671
                                                          ------------
                                                          ------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,811,056 and gross depreciation of $19,052,790 for federal income tax purposes. At August 31, 1998, the aggregate cost of securities for federal income tax purposes was $137,475,156.
(b)  Non-income producing.

16                     See Notes to Financial Statements

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1998

ASSETS
Investment securities at value
  (Identified cost $137,407,713)                                $120,233,422
Cash                                                                   2,070
Receivables
  Fund shares sold                                                 1,604,605
  Dividends and interest                                             192,036
Prepaid expenses                                                       5,052
                                                              --------------
    Total assets                                                 122,037,185
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  1,673,440
  Fund shares repurchased                                            522,533
  Investment advisory fee                                            118,048
  Distribution fee                                                    56,053
  Financial agent fee                                                 22,213
  Trustees' fee                                                        8,156
  Transfer agent fee                                                   7,000
Accrued expenses                                                      97,071
                                                              --------------
    Total liabilities                                              2,504,514
                                                              --------------
NET ASSETS                                                    $  119,532,671
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  135,267,832
Undistributed net investment income                                  176,925
Accumulated net realized gain                                      1,262,205
Net unrealized depreciation                                      (17,174,291)
                                                              --------------
NET ASSETS                                                    $  119,532,671
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $76,399,299)                 7,297,945
Net asset value per share                                             $10.47
Offering price per share $10.47/(1-4.75%)                             $10.99
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $31,902,450)                 3,066,798
Net asset value and offering price per share                          $10.40
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $11,108,340)                 1,067,596
Net asset value and offering price per share                          $10.41
CLASS M
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $122,582)                       11,751
Net asset value per share                                             $10.43
Offering price per share $10.43/(1-3.50%)                             $10.81

                            STATEMENT OF OPERATIONS
                       FROM INCEPTION SEPTEMBER 25, 1997
                               TO AUGUST 31, 1998

INVESTMENT INCOME
Dividends                                                     $     801,778
Interest                                                             64,329
Foreign taxes withheld                                               (2,548)
                                                              -------------
    Total investment income                                         863,559
                                                              -------------
EXPENSES
Investment advisory fee                                             355,855
Distribution fee--Class A                                            77,734
Distribution fee--Class B                                           114,099
Distribution fee--Class C                                            46,697
Distribution fee--Class M                                             1,370
Financial agent fee                                                  87,950
Registration                                                        117,531
Transfer agent                                                       75,062
Printing                                                             38,658
Custodian                                                            41,265
Professional                                                         21,159
Trustees                                                             20,069
Miscellaneous                                                        17,416
                                                              -------------
    Total expenses                                                1,014,865
    Less expenses borne by investment adviser                      (300,459)
                                                              -------------
    Net expenses                                                    714,406
                                                              -------------
NET INVESTMENT INCOME                                               149,153
                                                              -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   1,300,955
Net change in unrealized appreciation (depreciation) on
  investments                                                   (17,174,291)
                                                              -------------
NET LOSS ON INVESTMENTS                                         (15,873,336)
                                                              -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $ (15,724,183)
                                                              -------------
                                                              -------------

                       See Notes to Financial Statements                      17

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                            FROM INCEPTION
                                                                                                        SEPTEMBER 25, 1997 TO
                                                                                                           AUGUST 31, 1998
                                                                                                        ----------------------
FROM OPERATIONS
  Net investment income                                                                                    $        149,153
  Net realized gain                                                                                               1,300,955
  Net change in unrealized appreciation (depreciation)                                                          (17,174,291)
                                                                                                        ----------------------
  DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                              (15,724,183)
                                                                                                        ----------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income--Class A                                                                                    (42,177)
  Net investment income--Class B                                                                                     (8,886)
  Net investment income--Class C                                                                                     (2,045)
  Net investment income--Class M                                                                                       (666)
  Net realized gains--Class A                                                                                       (28,476)
  Net realized gains--Class B                                                                                        (7,740)
  Net realized gains--Class C                                                                                        (1,972)
  Net realized gains--Class M                                                                                          (562)
                                                                                                        ----------------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                                         (92,524)
                                                                                                        ----------------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (7,752,380 shares)                                                               91,918,012
  Net asset value of shares issued from reinvestment of distributions (6,829 shares)                                 69,035
  Cost of shares repurchased (461,264 shares)                                                                    (5,511,853)
                                                                                                        ----------------------
  Total                                                                                                          86,475,194
                                                                                                        ----------------------
CLASS B
  Proceeds from sales of shares (3,273,232 shares)                                                               38,849,933
  Net asset value of shares issued from reinvestment of distributions (1,596 shares)                                 16,121
  Cost of shares repurchased (208,030 shares)                                                                    (2,497,896)
                                                                                                        ----------------------
  Total                                                                                                          36,368,158
                                                                                                        ----------------------
CLASS C
  Proceeds from sales of shares (1,126,262 shares)                                                               13,154,434
  Net asset value of shares issued from reinvestment of distributions (382 shares)                                    3,862
  Cost of shares repurchased (59,048 shares)                                                                       (700,659)
                                                                                                        ----------------------
  Total                                                                                                          12,457,637
                                                                                                        ----------------------
CLASS M
  Proceeds from sales of shares (52,446 shares)                                                                     542,477
  Net asset value of shares issued from reinvestment of distributions (121 shares)                                    1,227
  Cost of shares repurchased (40,816 shares)                                                                       (495,315)
                                                                                                        ----------------------
  Total                                                                                                              48,389
                                                                                                        ----------------------
  INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                                                135,349,378
                                                                                                        ----------------------
  NET INCREASE IN NET ASSETS                                                                                    119,532,671

NET ASSETS
  Beginning of period                                                                                                     0
                                                                                                        ----------------------
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $176,925)                                $    119,532,671
                                                                                                        ----------------------
                                                                                                        ----------------------

18                     See Notes to Financial Statements

PHOENIX GROWTH AND INCOME FUND
------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                           CLASS A          CLASS B          CLASS C          CLASS M
                                        --------------   --------------   --------------   --------------
                                        FROM INCEPTION   FROM INCEPTION   FROM INCEPTION   FROM INCEPTION
                                          9/25/97 TO       9/25/97 TO       9/25/97 TO       9/25/97 TO
                                           8/31/98          8/31/98          8/31/98          8/31/98
                                        --------------   --------------   --------------   --------------
Net asset value, beginning of period        $10.00           $10.00           $10.00           $10.00
INCOME FROM INVESTMENT OPERATIONS(1)
  Net investment income (loss)                0.06(2)(3)      (0.02)(2)(3)      (0.02)(2)(3)       0.05(2)(3)
  Net realized and unrealized gain
    (loss)                                    0.48             0.48             0.49             0.44
                                            ------           ------           ------           ------
    TOTAL FROM INVESTMENT OPERATIONS          0.54             0.46             0.47             0.49
                                            ------           ------           ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment income       (0.04)           (0.03)           (0.03)           (0.03)
  Dividends from net realized gains          (0.03)           (0.03)           (0.03)           (0.03)
                                            ------           ------           ------           ------
    TOTAL DISTRIBUTIONS                      (0.07)           (0.06)           (0.06)           (0.06)
                                            ------           ------           ------           ------
Change in net asset value                     0.47             0.40             0.41             0.43
                                            ------           ------           ------           ------
NET ASSET VALUE, END OF PERIOD              $10.47           $10.40           $10.41           $10.43
                                            ------           ------           ------           ------
                                            ------           ------           ------           ------
Total return(4)                               5.39%(5)         4.59%(5)         4.67%(5)         4.91%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $76,399          $31,902          $11,108             $123

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.25%(6)         2.00%(6)         2.00%(6)         1.50%(6)
  Net investment income (loss)                0.57%(6)        (0.19%)(6)       (0.18%)(6)        0.46%(6)
Portfolio turnover                             106%(5)          106%(5)          106%(5)          106%(5)

(1) Distributions are made in accordance with the Prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of the share purchases and redemptions.
(2) Computed using average shares outstanding.
(3) Includes reimbursement of operating expenses by investment adviser of $0.07, $0.07, $0.07 and $0.07, respectively.
(4) Maximum sales charges are not reflected in the total return calculation.
(5) Not annualized
(6) Annualized

                       See Notes to Financial Statements                      19

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose shares are offered in two separate Series, each a "Fund". Each Fund has distinct investment objectives.

  Phoenix Core Equity Fund seeks long-term capital appreciation by investing in a diversified portfolio of common stocks. Phoenix Growth and Income Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

  Each Fund offers Class A, Class B and Class C shares. Class M shares have been closed to new investors. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class M shares are sold with a front-end sales charge of up to 3.50%. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums but does accrete discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (CONTINUED)

are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. EXPENSES:

  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

H. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND
  RELATED PARTY TRANSACTIONS

  The advisers to the Trust are Duff & Phelps Investment Management Co. ("DPIM") and Phoenix Investment Counsel, Inc. ("PIC"). DPIM is a subsidiary of Phoenix Investment Partners Ltd., which is an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is an indirect, majority-owned subsidiary of PHL. As compensation for their services to the Trust, the Advisers are entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each separate Fund:

                                       1ST          $1-2
FUND                    ADVISER    $1 BILLION      BILLION    $2+ BILLION
---------------------  ---------  -------------  -----------  -----------
Core Equity Fund.....    DPIM           0.75%          0.70%        0.65%
Growth and Income
  Fund...............     PIC           0.75%          0.70%        0.65%

  The Advisers have voluntarily agreed to assume total fund operating expenses of each respective Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until August 31, 1998, to the extent that such expenses exceed the following percentages of average annual net assets:

  CLASS A       CLASS B       CLASS C       CLASS M
------------  ------------  ------------  ------------
      1.25%         2.00%         2.00%         1.50%

  Phoenix Equity Planning Corporation ("PEPCO"), an indirect, majority-owned subsidiary of PHL, serves as the national distributor of the Trust's shares. PEPCO has advised the Trust that it retained net selling commissions of $81,953 for Class A shares and $2,217 for Class M shares, and deferred sales charges of $26,077 for Class B shares and $6,052 for Class C shares for the period ended August 31, 1998. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and 0.50% for Class M shares applied to the average daily net assets of the Fund. The Distributor has advised the Trust that of the total amount expensed for the period ended August 31, 1998, $189,766 was earned by the Distributor, $115,712 was paid to unaffiliated participants, and $15,391 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.005% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended August 31, 1998, transfer agent fees were $150,709 of which PEPCO retained $13,702 which is net of the fees paid to State Street.

  At August 31, 1998, PHL and affiliates held Trust shares which aggregated the following:

                                                       AGGREGATE
                                                       NET ASSET
                                          SHARES         VALUE
                                       ------------   ------------
Core Equity Fund-Class A.............       470,000   $  4,638,900
Core Equity Fund-Class B.............        10,029         98,384
Core Equity Fund-Class C.............        10,028         98,475
Core Equity Fund-Class M.............        10,023         98,927
Growth and Income Fund-Class A.......       473,115      4,953,514
Growth and Income Fund-Class B.......        10,056        104,582
Growth and Income Fund-Class C.......        10,054        104,662
Growth and Income Fund-Class M.......        10,058        104,905

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1998 (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the period ended August 31, 1998 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                       PURCHASES        SALES
                                      ------------   ------------
Core Equity Fund....................  $ 50,939,688   $ 15,012,597
Growth and Income Fund..............   188,265,165     54,243,372

  There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 1998.

4. MARKET RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

5. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the series and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of August 31, 1998, each Fund recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                        CAPITAL
                                                         PAID
                                                         IN ON
                                                        SHARES
                      UNDISTRIBUTED    ACCUMULATED        OF
                      NET INVESTMENT   NET REALIZED   BENEFICIAL
                          INCOME       GAIN (LOSS)     INTEREST
                      --------------  --------------  -----------
Core Equity Fund....          77,690        --           (77,690)
Growth & Income
  Fund..............          81,546        --           (81,546)

  This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effecive Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS
------------------------------------------------------

                    [LOGO]

To the Trustees and Shareholders of
Phoenix Equity Series Fund

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Core Equity Fund and Phoenix Growth and Income Fund (constituting the Phoenix Equity Series Fund, hereinafter referred to as the "Fund") at August 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 14, 1998

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice Presidents
Steven L. Colton, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Diane L. Mustain, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Clerk and Secretary

INVESTMENT ADVISERS
Duff & Phelps Investment Management Co.
(Phoenix Core Equity Fund)
55 East Monroe Street
Suite 3800
Chicago, Illinois 60603

Phoenix Investment Counsel, Inc.
(Phoenix Growth and Income Fund)
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

Toll-Free Numbers
The Fund Connection                  1-800-243-1574
Customer Service                     1-800-243-1574 (option 0)
Investment Strategy Hotline          1-800-243-4361 (option 2)
Marketing Department                 1-800-243-4361 (option 3)
Text Telephone                       1-800-243-1926

Internet access:
www.phoenixinvestments.com

PHOENIX FUNDS
PO Box 2200
Enfield CT 06083-2200                                      BULK RATE MAIL
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PXP 213 (10/98)